GENERAL AND ADMINISTRATIVE- Disclosure of detailed information about general and administrative expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 9,980	$ 8,626
Depreciation and depletion [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	317	254
Share-based compensation [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	2,446	2,179
Salaries, wages and benefits [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	3,344	3,038
Direct general and administrative [Member]
Disclosure Of General And Administrative [Line Items]
General and administrative	$ 3,873	$ 3,155